Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Millions	Nov. 10, 2020 USD ($)
KeyBank SST IV CMBS Loan
Business Acquisition [Line Items]
Debt	$ 40.5
Fair market value discount on debt	0.1
SST IV TCF Loan
Business Acquisition [Line Items]
Debt	$ 40.8